UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2009

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		May 12, 2009


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		36

Form 13F Information Table Value Total:		58,634
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
ACCENTURE LTD CL A			CL A			G1150G111	1703	         61950	SH		SOLE			56700		0	5250
BANKAMERICA CORP			COM			066050105	 569	         83448	SH		SOLE			71574		0	11874
BAXTER INTERNATIONAL INC		COM			071813109	2117		 41325	SH		SOLE			38250		0	3075
BB&T CORPORATION			COM			054937107	 737		 43532	SH		SOLE			42794		0	 738
BERKSHIRE HATHAWAY CL B			COM			084670207	2442		   866	SH		SOLE		  	  791		0	 75
BP PLC 					SPONSORED ADR		055622104	1929		 48095	SH		SOLE			44995		0	3100
CISCO SYSTEMS, INC			COM			17275R102	1223		 72920	SH		SOLE			65720		0	7200
COMCAST CORP CLASS A			COM			200300101	1558		114192	SH		SOLE			105992		0       8200
CONAGRA, INCORPORATED			COM			205887102	1444		 85600 	SH		SOLE			78100		0	7500
DIAGEO PLC				SPONSORED ADR		25243Q205	1917		 42830	SH		SOLE			39080		0	3750
DISNEY WALT HOLDING COMPANY		COM			254687106	1623		 89399	SH		SOLE			85349		0	4050
DOMINION RESOURCES VA			COM			257470104	2078		 67054	SH		SOLE			62549		0	4505
EMERSON ELECTRIC			COM			291011104	1478		 51700	SH		SOLE			47350		0	4350
EXXON MOBIL CORP			COM			30231G102	3980		 58445	SH		SOLE			50431		0	8014
FPL GROUP INC				COM			302571104	 794		 15650	SH		SOLE			14450		0	1200
GENERAL ELECTRIC COMPANY		COM			369604103	1035		102352	SH		SOLE			94868		0       7485
HEWLETT-PACKARD COMPANY			COM			428236103	2316		 72232	SH		SOLE			66982		0	5250
INTEL CORPORATION			COM			458140100	1874	        124692	SH		SOLE			116342		0       8350
JOHNSON & JOHNSON			COM			478160104	2799		 53208	SH		SOLE			49024		0	4184
KROGER COMPANY				COM			501044101	2123		100050	SH		SOLE			93900		0       6150
LIBERTY MEDIA HOLDING-ENTERTAINMENT	COM			53071M500	 812		 40724	SH		SOLE			37864		0	2860
LOEWS CORPORATION			COM			540424108	1063		 48100	SH		SOLE			44100		0	4000
LOWES COMPANIES, INC.			COM			548661107	1405		 76970	SH		SOLE			73590		0       3380
MCDONALDS CORPORATION			COM			580135101	 224		  4110	SH		SOLE			 4110		0	   0
MCCORMICK & COMPANY			COM			579780206	2454		 83000	SH		SOLE			76750		0       6250
MEDTRONIC INC				COM			585055106	2127		 72184	SH		SOLE			67334		0	4850
MICROSOFT CORP				COM			594918104	2173	       	118315	SH		SOLE			110330		0       7985
PAYCHEX INC				COM			718507106	 532		 20716	SH		SOLE			20716		0	   0
PEPSICO INC				COM			713448108	2431		 47213	SH		SOLE			43613		0	3600
PFIZER INC				COM			717081103	 190		 13979	SH		SOLE			13979		0	   0
PROCTOR & GAMBLE CO			COM			742718109	 404		  8570	SH		SOLE			 6497		0	2073
SCANA CORPORATION HOLDING CO		COM			80589M102	2659		 86087	SH		SOLE			79637		0	6450
SCHLUMBERGER LIMITED			COM			806857108	1416		 34865	SH		SOLE			32765		0	2100
WASTE MGMT INC DEL			COM			94106L109	2596	       	101400	SH		SOLE			93200		0       8200
WELLPOINT INC				COM			94973V107	2156		 56780  SH		SOLE			51915		0	4865
WYETH					COM			983024100	 253		  5875	SH		SOLE			 5875		0	   0